SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 21, 2022 CAD ($) shares $ / shares	Aug. 04, 2022 CAD ($) shares $ / shares	Oct. 28, 2021 CAD ($) shares $ / shares	Aug. 23, 2021 CAD ($) shares $ / shares	Jun. 03, 2021 CAD ($) shares $ / shares	Jan. 28, 2021 CAD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2022 $ / shares	Oct. 28, 2020 $ / shares	Mar. 18, 2020 $ / shares	Jan. 21, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares							1,200,000	333,377
Number of stock options, exercise price										$ 1.14	$ 0.39	$ 0.42
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 1.11		$ 1.50
Options expire							Aug. 20, 2025
Stock option one [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares						33,333
Number of stock options, exercise price						$ 3.00
Options expire						Jan. 28, 2025
Fair value of options granted | $						$ 90
Share Price						$ 2.82
Expected option life						4 years
Volatility						209.00%
Risk-free interest rate						0.30%
Dividend yield						0.00%
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 1.66		2.25
Options expire							Sep. 01, 2025
Stock option two [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares						116,667
Number of stock options, exercise price						$ 3.00
Options expire						Dec. 31, 2021
Fair value of options granted | $						$ 191
Share Price						$ 2.82
Expected option life						11 months 1 day
Volatility						173.00%
Risk-free interest rate						0.11%
Dividend yield						0.00%
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 2.21		3.00
Options expire							Jan. 28, 2025
Stock option three [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares					50,000
Number of stock options, exercise price					$ 8.40
Options expire					Jun. 03, 2026
Fair value of options granted | $					$ 445
Share Price					$ 9.18
Expected option life					5 years
Volatility					191.00%
Risk-free interest rate					0.93%
Dividend yield					0.00%
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 6.20		8.40
Options expire							Jun. 03, 2026
Stock option four [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares				116,700
Number of stock options, exercise price				$ 6.00
Options expire				Apr. 30, 2022
Fair value of options granted | $				$ 242
Share Price				$ 6.50
Expected option life				8 months 4 days
Volatility				126.00%
Risk-free interest rate				0.19%
Dividend yield				0.00%
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 5.90		8.00
Options expire							Oct. 28, 2026
Stock option five [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares			16,677
Number of stock options, exercise price			$ 8.00
Options expire			Oct. 28, 2026
Fair value of options granted | $			$ 242
Share Price			$ 9.37
Expected option life			5 years
Volatility			114.00%
Risk-free interest rate			1.43%
Dividend yield			0.00%
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 2.63		3.56
Options expire							Aug. 02, 2032
Stock option six [member] | Director [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares		900,000
Number of stock options, exercise price		$ 3.56
Options expire		Aug. 02, 2032
Fair value of options granted | $		$ 2,712
Share Price		$ 4.12
Expected option life		10 years
Volatility		112.00%
Risk-free interest rate		2.67%
Dividend yield		0.00%
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 2.95		$ 4.00
Options expire							Aug. 21, 2032
Stock option seven [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	300,000
Number of stock options, exercise price	$ 4.00
Options expire	Aug. 02, 2032
Fair value of options granted | $	$ 977
Share Price	$ 4.00
Expected option life	10 years
Volatility	112.00%
Risk-free interest rate	2.99%
Dividend yield	0.00%